Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table summarizes the Company’s intangible assets, as of December 31, 2023 and 2024.

	As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Termination Amount	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB	RMB
Franchise agreement – Yunmao	19,900,000	(8,894,697)	(11,005,303)	—	11
Customer relationship – YJW	2,300,000	(520,239)	—	1,779,761	7
Customer relationship – KeKe	1,000,000	(226,190)	—	773,810	7
Customer relationship – Lishang	1,500,000	(500,000)	—	1,000,000	5
Customer relationship – Lin’s	339,470	(130,132)	—	209,338	5
Brand name – Lin’s	213,096	(81,691)	—	131,405	5
Customer relationship – Yuli	2,400,000	(300,000)	—	2,100,000	4
Brand name – Cook SF	3,612,900	(180,645)	—	3,432,255	10
Total	31,265,466	(10,833,594)	(11,005,303)	9,426,569
	As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB	RMB
Customer relationship – YJW	2,300,000	(848,810)	—	1,451,190	7
Customer relationship – KeKe	1,000,000	(369,047)	—	630,953	7
Customer relationship – Lishang	1,500,000	(800,000)	(700,000)	—	5
Customer relationship – Lin’s	339,470	(198,026)	(141,444)	—	5
Brand name – Lin’s	213,096	(124,310)	(88,786)	—	5
Customer relationship -Yuli	2,400,000	(900,000)	(1,500,000)	—	4
Brand name – Cook SF	3,612,900	(541,935)	(3,070,965)	—	10
Brand name – Yai’s Thai	884,173	(279,480)	(362,816)	241,877	2.9
Customer relationship – Yai’s Thai	23,613,894	(2,186,472)	(12,856,453)	8,570,969	9.9
Total	35,863,533	(6,248,080)	(18,720,464)	10,894,989

Schedule of Estimated Amortization Expense

As of December 31, 2024, the estimated amortization expense for the next five years is as follows:

For the Years Ending December 31,	RMB
2025	1,547,480
2026	1,545,447
2027	1,425,525
2028	1,425,525
2029	954,097
2030 and thereafter	3,996,915